Segment reporting (Details 7) - Cost of Revenues [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of operating segments [line items]
Depreciation and amortisation expense	₨ 6,061	₨ 6,541	₨ 6,768
Global Generic [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	3,435	3,666	3,791
PSAI [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	2,578	2,804	2,906
Proprietary Products [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	0	0	0
Others [Member]
Disclosure of operating segments [line items]
Depreciation and amortisation expense	₨ 48	₨ 71	₨ 71